DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
DEPOSITS [Abstract]
Summary of Interest Expense on Deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2019	2018	2017
	(In thousands)
Savings and interest-bearing checking	$5,371	$4,146	$1,530
Reciprocal	6,024	1,292	342
Time	7,148	5,343	4,288
Brokered time	4,882	3,697	615
Total	$23,425	$14,478	$6,775

Summary of Maturity of Time Deposits	A summary of the maturity of time deposits at December 31, 2019, follows:
(In thousands)

2020	$501,609
2021	73,398
2022	13,929
2023	15,136
2024	5,020
2025 and thereafter	445
Total	$609,537

Summary of Reciprocal Deposits	A summary of reciprocal deposits at December 31 follows:
	2019	2018
	(In thousands)
Demand	$383,953	$114,503
Money market	4,416	8,577
Time	42,658	58,992
Total	$431,027	$182,072